Note 2 - Cash and Cash Equivalents (Details) - USD ($)	Jun. 28, 2015	Jun. 29, 2014
Demand deposits and cash on hand	$ 558,364	$ 634,923
Money market funds	220,003	207,191
Cash and Cash Equivalents total	$ 778,367	$ 842,114